Supplementary Financial Statements Information - Fair Value Measurements (Schedule of fair value, assets and liabilities measured on recurring basis) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	$ 39,965	$ 30,813
Marketable securities (non-current assets)	87,867	87,115
Fair Value, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	39,965	30,813
Marketable securities (non-current assets)	87,867	87,115
Total Assets	127,832	117,928
Fair Value, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	6,612	1,016
Marketable securities (non-current assets)	7,020	6,911
Total Assets	13,632	7,927
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	33,353	29,797
Marketable securities (non-current assets)	80,847	80,204
Total Assets	114,200	110,001
Fair Value, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	0	0
Marketable securities (non-current assets)	0	0
Total Assets	$ 0	$ 0